Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 13, 2011
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING Clarion Global Real Estate Portfolio

ING Clarion Real Estate Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated July 13, 2011

to the Portfolios' Adviser Class ("Class ADV") Prospectus,

Institutional Class ("Class I") Prospectus, Service Class ("Class S") Prospectus,

 And Service 2 Class ("Class S2") Prospectus

On or about July 1, 2011, ING Groep N.V., the indirect parent of ING Investments, LLC ("ING Investments"), the investment adviser for ING Clarion Global Real Estate Portfolio, and Directed Services LLC ("DSL"), the investment adviser for ING Clarion Real Estate Portfolio, completed a transaction in which it sold ING Clarion Real Estate Securities LLC ("Clarion"), the Portfolios' sub-adviser, to CB Richard Ellis Group, Inc. ("CBRE") as part of a larger transaction wherein CBRE acquired the real estate investment business of ING Groep N.V., including Clarion (the "Transaction"). The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC ("CBRE Clarion"). In anticipation of the Transaction, on June 14, 2011, the Portfolios' shareholders approved a new sub-advisory agreement between ING Investments and CBRE Clarion for ING Clarion Global Real Estate Portfolio, and a new sub-advisory agreement between DSL and CBRE Clarion for ING Clarion Real Estate Portfolio, each of which became effective on or about July 1, 2011. Each new sub-advisory agreement has substantially the same terms, including the compensation structure, as was in place under the Portfolios' previous sub-advisory agreements with Clarion.  The portfolio management teams for the sub-adviser under the new agreements are the same as those in place prior to the closing of the Transaction.  In addition, on June 14, 2011, ING Clarion Real Estate Portfolio's shareholders approved a new investment advisory agreement with DSL to reflect the unbundling of the Portfolio's unified fee structure into its advisory, administrative, and "other" expense components.  The new investment advisory agreement became effective on or about July 1, 2011.

Neither of the Portfolios' investment objectives or principal investment strategies changed as a result of the Transaction.

Effective immediately, the Portfolios' Prospectuses are revised as follows:

ING Clarion Real Estate Portfolio

1.             The last sentence of the section entitled "Fees and Expenses of the Portfolio" found in the summary section of the Portfolio's Prospectuses is hereby deleted in its entirety.

2.             The table and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" found in the summary section of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.63%
Waivers and Reimbursements(2)	(0.42)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.21%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 1.25% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.88%
Waivers and Reimbursements(2)	(0.27)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.61%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 0.65% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The waiver will only renew if the adviser elects to renew it.

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.13%
Waivers and Reimbursements(2)	(0.27)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.86%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The waiver will only renew if the adviser elects to renew it.

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.38%
Waivers and Reimbursements(2)	(0.37)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.01%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 1.05% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.

3.             The table in the section entitled "Fees and Expenses of the Portfolio — Expense Example" of the summary section of the Portfolio's Prospectuses is hereby deleted in their entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$123	434	809	1,864

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$62	230	437	1,037

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$88	308	573	1,329

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$103	366	687	1,595

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV Shares | ING Clarion Real Estate Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.72%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.21%	[1]
1 Yr	rr_ExpenseExampleYear01	123
3 Yrs	rr_ExpenseExampleYear03	434
5 Yrs	rr_ExpenseExampleYear05	809
10 Yrs	rr_ExpenseExampleYear10	1,864
Class ADV Shares | ING Clarion Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING Clarion Global Real Estate Portfolio

ING Clarion Real Estate Portfolio

(each a "Portfolio" and collectively the "Portfolios")

Supplement dated July 13, 2011

to the Portfolios' Adviser Class ("Class ADV") Prospectus,

Institutional Class ("Class I") Prospectus, Service Class ("Class S") Prospectus,

 And Service 2 Class ("Class S2") Prospectus

ING Clarion Real Estate Portfolio

1.             The last sentence of the section entitled "Fees and Expenses of the Portfolio" found in the summary section of the Portfolio's Prospectuses is hereby deleted in its entirety.

2.             The table and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" found in the summary section of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.72%
Distribution and/or Shareholder Services (12b-1) Fees	0.75%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.63%
Waivers and Reimbursements(2)	(0.42)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.21%

(1)           Expense ratios have been adjusted to reflect current contractual rates.

(2)           The adviser is contractually obligated to limit expenses to 1.25% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.

3.             The table in the section entitled "Fees and Expenses of the Portfolio — Expense Example" of the summary section of the Portfolio's Prospectuses is hereby deleted in their entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$123	434	809	1,864

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2013. Based upon net assets as of January 31, 2011, the management fee waiver for the Portfolio would be (0.04)%. There is no guarantee that the management fee waiver will continue after May 1, 2013. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. These waivers will only renew if the adviser and/or the distributor elects to renew them.